Operating Expenses - Schedule of Expenses (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)		Dec. 31, 2023 AED (د.إ)		Dec. 31, 2022 AED (د.إ)
Schedule of Expenses [Abstract]
Employees benefit expenses	$ 2,945,582	د.إ 10,816,177		د.إ 6,201,252		د.إ 6,941,885
Accommodation expenses	97,682	358,690		153,093		162,833
Rent expenses	58,878	216,200	[1]	190,225	[1]	244,983	[1]
Depreciation of property plant and equipment (note 6)	285,732	1,049,209		727,181		494,912
Depreciation of right of use asset (note 8)	267,276	981,439		845,064		817,062
Utilities and office expenses	118,071	433,557		254,235		151,707
Telephone expenses	21,303	78,226		67,440		71,088
Government and license fee	6,089	22,360		22,060		31,660
Transport expenses	55,948	205,442		116,116		125,798
Repairs and maintenance	20,164	74,042		79,122		30,038
Bank charges	18,742	68,819		57,610		21,301
Professional fee	603,584	2,216,361		1,643,733		295,888
IT expenses	132,566	486,783		194,792		338,312
Amortization (note 7)	2,759	10,131				294
Other expenses						5,224
Management Fees	377,701	1,386,914		535,617
Administrative Expenses	5,012,077	18,404,350		11,087,540		9,732,985
Research and development cost	531,754	1,952,602		1,215,091		1,443,619
Profit distribution expense	19,840	72,851
Marketing expenses	$ 204,682	د.إ 751,591		د.إ 14,333		د.إ 85,751

[1]	The Company adopted IFRS 16 Leases with effect from January 1, 2019. There were no right of use assets and corresponding lease liability recognized as the lease considered as short-term lease.